Significant Accounting Policies - Schedule of Depreciation (Details)	Dec. 31, 2024
Laboratory and production equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life measured property and equipment	5 years
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life measured property and equipment	3 years
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Useful life measured property and equipment	17 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life measured property and equipment		[1]
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life measured property and equipment	7 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Useful life measured property and equipment	7 years
Minimum [Member] | Greenhouse equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life measured property and equipment	4 years	[2]
Maximum [Member] | Greenhouse equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life measured property and equipment	10 years	[2]

[1]	Leasehold improvements are amortized by the straight-line method over the shorter of the lease term or useful economic life.
[2]	Greenhouse equipment - agricultural equipment used in the tobacco production greenhouse.